Accounts payable and accrued liabilities	12 Months Ended
Sep. 30, 2025
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

9.Accounts payable and accrued liabilities

The following table presents a breakdown of accounts payable and accrued liabilities:

	September 30,	September 30,
	2025	2024
Trade payable	$409,696	$881,835
Sales tax payable	47,427	—
Accrued liabilities	744,320	610,558
Salary, bonus and vacation payable	1,109,219	168,244
Total	$2,310,662	$1,660,637